Loans and advances to customers - Impaired assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	€ 184,596	€ 191,124
Financial assets at end of period	176,554	184,596	€ 191,124
Financial instruments credit-impaired | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Written-off assets	39,087	46,209	47,751
Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	942,218	882,921
Financial assets at end of period	916,199	942,218	882,921
Customers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	964,460	906,228
Financial assets at end of period	939,794	964,460	906,228
Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Additions	10,577	10,755	10,821
Written-off assets	(8,930)	(12,593)	(12,673)
Changes in the scope of consolidation	(39)	0	177
Exchange differences and other	(3,336)	163	(387)
Customers | Financial instruments credit-impaired | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	32,543	34,218	36,280
Financial assets at end of period	€ 30,815	€ 32,543	€ 34,218